UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2011 to January 31, 2012

Item 1:           Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (123.9%)
Aerospace & Defense (0.6%)
$325	AAR Corp., Rule 144A, Senior Unsecured Notes (Callable 01/15/17 @ $103.63)‡	(BB, Ba3)	01/15/22	7.250	$326,625
1,000	Ducommun, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/15 @ $104.88)‡	(B-, B3)	07/15/18	9.750	1,027,500
					1,354,125
Auto Parts & Equipment (5.6%)
1,000	Affinia Group, Inc., Global Company Guaranteed Notes (Callable11/30/12 @ $100.00)	(CCC+, B3)	11/30/14	9.000	1,005,000
1,200	American Tire Distributors, Inc., Global Senior Secured Notes (Callable 06/01/13 @ $107.31)	(B-, B2)	06/01/17	9.750	1,272,000
750	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	840,937
2,150	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66)‡€	(BB-, Ba3)	12/15/17	8.875	2,870,746
850	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC+, B3)	03/15/18	10.625	856,375
1,950	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/12 @ $100.00)	(CCC, Caa1)	08/15/14	10.000	1,755,000
2,100	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B2)	10/15/17	9.500	2,168,250
1,525	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.31)	(CCC+, B3)	02/15/19	8.625	1,549,781
					12,318,089
Building & Construction (1.4%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	600,210
600	K Hovnanian Enterprises, Inc., Rule 144A, Senior Secured Notes‡	(CC, B3)	11/01/21	2.000	294,000
1,900	Tutor Perini Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.81)	(BB-, Ba3)	11/01/18	7.625	1,857,250
1,000	William Lyon Homes, Inc., Company Guaranteed Notesø	(D, NR)	04/01/13	10.750	270,000
					3,021,460
Building Materials (3.9%)
2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ $107.13)	(B-, Caa1)	04/01/16	9.500	2,110,125
1,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ $103.81)	(B+, B2)	04/01/19	7.625	1,636,250
3,000	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	3,150,000
525	Summit Materials LLC, Rule 144A, Senior Unsecured Notes (Callable 01/31/16 @ $105.25)‡	(B, B3)	01/31/20	10.500	536,812
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ $106.00)‡€	(B+, Ba3)	06/01/18	8.000	1,282,869
					8,716,056
Chemicals (7.0%)
1,900	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B+, B1)	08/15/18	7.875	1,952,250
500	Hexion Nova Scotia Finance ULC, Secured Notes (Callable 11/15/15 @ $104.50)	(CCC+, NR)	11/15/20	9.000	480,000
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, Ba3)	05/15/15	9.000	415,000
1,675	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $102.83)‡	(CCC, Caa1)	02/15/16	8.500	1,515,875
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ $104.50)	(CCC, Caa1)	01/15/21	9.000	1,820,000
300	Nexeo Solutions Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/14 @ $104.19)‡	(B-, B3)	03/01/18	8.375	300,750
2,100	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)	(B-, B2)	11/01/18	7.875	1,942,500
2,216	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13)‡	(B+, B2)	07/15/17	9.500	2,318,490

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$1,800	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ $103.88)	(B, B1)	02/01/19	7.750	$1,912,500
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/12 @ $100.00)‡	(CCC-, Caa2)	08/15/14	9.000	605,125
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.72)‡€	(B+, B2)	05/15/16	7.625	809,974
500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ $107.31)‡	(B-, Caa1)	03/31/20	9.750	512,500
950	TPC Group LLC, Global Senior Secured Notes (Callable 10/01/13 @ $106.19)	(NR, B1)	10/01/17	8.250	1,009,375
					15,594,339
Computer Hardware (1.7%)
3,750	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ $103.94)	(BB-, B3)	11/15/17	7.875	3,693,750

Consumer Products (2.7%)
2,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ $104.50)	(B, B3)	10/01/18	9.000	2,220,000
2,375	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(BB-, Ba3)	04/01/18	8.250	2,576,875
1,100	Spectrum Brands Holdings, Inc., Global Senior Secured Notes (Callable 06/15/14 @ $104.75)	(B, B1)	06/15/18	9.500	1,252,625
					6,049,500
Consumer/Commercial/Lease Financing (2.8%)
822	CIT Group, Inc., Rule 144A, Secured Notes‡	(B+, B2)	05/04/15	7.000	827,138
380	CIT Group, Inc., Rule 144A, Secured Notes‡	(B+, B2)	05/02/16	7.000	382,375
512	CIT Group, Inc., Rule 144A, Secured Notes‡	(B+, B2)	05/02/17	7.000	513,920
850	CIT Group, Inc., Secured Notes	(B+, B2)	05/01/17	7.000	852,125
950	International Lease Finance Corp., Senior Unsecured Notes#	(BBB-, B1)	07/13/12	0.927	934,448
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06)‡	(B, B2)	02/15/19	10.125	494,000
2,300	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(BB, Ba3)	04/15/17	10.250	2,213,750
					6,217,756
Discount Stores (1.1%)
2,200	Number Merger Sub, Inc., Rule 144A, Senior Notes (Callable 12/15/14 @ $108.25)‡	(NR, Caa1)	12/15/19	11.000	2,329,250

Diversified Capital Goods (3.0%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	463,500
625	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	671,875
800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	820,000
1,500	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00)‡	(CCC, Caa3)	12/15/15	12.000	1,072,500
1,000	JM Huber Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/15 @ $104.94)‡	(BB-, B2)	11/01/19	9.875	1,045,000
950	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	985,625
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B2)	09/01/20	8.750	878,000
575	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, B2)	12/15/17	9.750	632,500
					6,569,000
Electric - Generation (1.1%)
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/17	7.000	862,875
675	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/19	7.200	384,750
2,925	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/12 @ $102.56)	(D, Caa3)	11/01/15	10.250	884,812

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric - Generation
$1,175	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/12 @ $102.56)	(D, Caa3)	11/01/15	10.250	$343,688
					2,476,125
Electric - Integrated (1.1%)
550	The AES Corp., Global Senior Unsecured Notes	(BB-, Ba3)	04/15/16	9.750	649,000
675	The AES Corp., Global Senior Unsecured Notes	(BB-, Ba3)	10/15/17	8.000	761,063
900	The AES Corp., Rule 144A, Senior Notes‡	(BB-, Ba3)	07/01/21	7.375	999,000
					2,409,063
Electronics (1.5%)
1,500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.00)	(CCC+, B3)	02/15/18	8.000	1,297,500
928	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B, Ba3)	03/15/18	10.125	1,037,040
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $105.81)	(BB, B1)	04/01/19	7.750	815,000
200	NXP Funding LLC, Rule 144A, Senior Secured Notes (Callable 08/01/14 @ $104.88)‡	(B+, B2)	08/01/18	9.750	224,500
					3,374,040
Energy - Exploration & Production (12.1%)
850	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	790,500
2,350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	2,267,750
50	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB-, B1)	03/01/16	9.750	56,125
2,400	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(B-, Caa1)	02/15/18	8.250	2,364,000
950	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ $104.63)	(B, Caa1)	12/15/17	9.250	1,042,625
1,575	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B-, B3)	09/15/18	7.500	1,378,125
900	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ $103.88)	(B, B2)	02/01/21	7.750	974,250
3,500	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ $104.94)	(B-, Caa1)	11/15/14	11.875	3,727,500
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ $103.63)	(B, Caa1)	02/01/19	7.250	1,318,750
1,075	PBF Holding Co. LLC, Rule 144A, Senior Secured Notes (Callable 02/15/16 @ $104.13)‡	(BB+, Ba3)	02/15/20	8.250	1,065,594
1,525	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(BBB+, Baa3)	08/15/18	7.250	1,746,125
2,475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BBB-, Ba1)	01/15/20	7.500	2,987,377
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	826,000
1,525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)	(CCC+, Caa2)	12/15/14	6.750	1,521,187
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B+, B3)	06/01/17	7.125	477,375
500	Swift Energy Co., Rule 144A, Company Guaranteed Notes (Callable 03/01/17 @ $103.94)‡	(B+, B3)	03/01/22	7.875	498,750
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	2,662,500
1,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ $104.25)	(B, Caa1)	06/15/19	8.500	1,068,750
					26,773,283
Environmental (2.3%)
1,000	ALBA Group PLC & Co. KG, Rule 144A, Senior Notes (Callable 05/15/14 @ $106.00)‡€	(B, B3)	05/15/18	8.000	1,316,098
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB, B2)	07/15/14	11.000	1,204,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Environmental
$900	Darling International, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ $104.25)	(BB, Ba3)	12/15/18	8.500	$1,012,500
550	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ $105.38)	(BB-, Caa1)	08/15/18	10.750	530,750
1,000	WCA Waste Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $105.63)‡	(B-, B3)	06/15/19	7.500	1,035,000
					5,098,848
Food - Wholesale (2.3%)
2,350	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ $103.81)	(CCC+, B3)	02/15/19	7.625	2,323,562
2,575	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	2,745,594
					5,069,156
Forestry & Paper (1.3%)
628	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/12 @ $100.00)	(B+, Caa1)	10/15/14	7.125	633,495
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡€	(BB, Ba2)	11/15/17	7.250	687,251
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/13 @ $100.00)	(B, B2)	04/01/15	7.750	1,015,625
950	Stone & Webster, Inc.*	(NR, NR)	07/01/12	0.000	24,938
300	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ $104.38)§	(B, B2)	02/01/19	8.750	168,000
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/12 @ $103.79)§	(CCC+, Caa1)	08/01/16	11.375	461,250
					2,990,559
Gaming (8.0%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $100.00)ø‡	(NR, NR)	12/15/14	9.375	271,250
1,280	CCM Merger, Inc., Rule 144A, Notes‡	(CCC+, Caa3)	08/01/13	8.000	1,248,000
1,000	Chester Downs & Marina LLC, Rule 144A, Senior Secured Notes (Callable 02/01/16 @ $104.63)‡	(B+, B3)	02/01/20	9.250	1,025,000
973	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ $102.42)‡	(CCC+, Caa3)	11/15/19	7.250	712,723
1,590	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes‡	(NR, Ca)	11/15/13	8.000	1,057,350
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ $104.38)‡€	(B+, B3)	05/15/18	8.750	1,831,033
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	2,344
1,950	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡§	(BB-, B2)	02/15/15	7.250	1,984,125
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,827,500
3,025	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	2,858,625
319	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	311,398
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	1,028,375
1,425	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	1,521,187
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)ø^	(NR, NR)	12/15/14	9.625	67
2,085	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $101.60)‡	(B+, B3)	11/15/15	9.000	2,032,875
					17,711,852
Gas Distribution (1.7%)
1,100	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ $103.94)	(NR, B2)	12/15/18	7.875	1,133,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution
$1,100	Genesis Energy LP, Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(NR, B2)	12/15/18	7.875	$1,122,000
600	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(BB, Ba3)	07/01/16	8.250	636,000
875	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ $103.44)‡	(BB, Ba3)	02/01/21	6.875	916,563
					3,807,563
Health Facilities (3.7%)
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ $102.47)	(B, Caa1)	11/01/15	9.875	573,612
500	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ $103.44)	(BB, Ba2)	05/01/21	6.875	521,250
450	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 10/15/15 @ $103.38)	(BBB-, Ba2)	10/15/22	6.750	479,250
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	439,063
2,500	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)§	(BB-, B2)	11/01/18	8.125	2,643,750
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ $104.00)	(NR, B2)	06/15/16	8.000	1,842,750
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	1,022,625
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/12 @ $105.13)	(B-, Caa1)	07/15/15	10.250	659,892
					8,182,192
Health Services (2.3%)
650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $107.41)‡€	(B, Caa1)	08/01/19	9.875	921,080
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	614,250
650	Labco SAS, Senior Secured Notes (Callable 01/15/14 @ $106.38)€	(B+, B3)	01/15/18	8.500	693,469
425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	490,875
2,025	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00)‡	(B, B2)	03/15/18	8.000	2,159,156
250	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/12 @ $102.13)	(B+, B3)	06/01/15	8.500	258,750
					5,137,580
Leisure (2.0%)
1,650	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ $104.56)	(B-, B2)	08/01/18	9.125	1,837,687
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B2)	04/15/17	8.875	2,030,000
650	Seven Seas Cruises S de RL LLC, Rule 144A, Secured Notes (Callable 05/15/15 @ $104.56)‡	(B-, B3)	05/15/19	9.125	667,875
					4,535,562
Machinery (1.7%)
2,300	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ $105.31)	(B+, B2)	09/01/14	10.625	2,478,250
1,000	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $104.38)‡	(B, B3)	05/01/16	8.750	1,015,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	253,750
					3,747,000
Media - Broadcast (1.4%)
2,900	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	3,088,500

Media - Cable (5.6%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes	(B-, B3)	01/15/14	9.375	1,381,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	$80,437
1,150	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	1,265,000
414	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	479,579
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(BB-, B1)	04/30/20	8.125	2,139,156
1,950	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	2,086,500
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	615,562
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba2)	09/01/19	7.875	1,736,250
1,425	Insight Communications Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	1,622,719
600	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	643,500
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡€	(BB-, B1)	12/01/17	8.125	278,828
					12,329,406
Media - Diversified (1.1%)
1,800	Block Communications, Inc., Rule 144A, Senior Notes (Callable 02/01/16 @ $103.63)‡	(B+, Ba3)	02/01/20	7.250	1,840,500
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $102.58)	(B+, B1)	03/15/16	7.750	621,000
					2,461,500
Media - Services (1.3%)
150	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	165,375
1,500	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	1,661,250
548	SGS International, Inc., Global Company Guaranteed Notes	(B, B2)	12/15/13	12.000	552,795
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	437,000
					2,816,420
Medical Products (0.6%)
1,250	Grifols, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $106.19)	(B, B3)	02/01/18	8.250	1,378,125

Metals & Mining - Excluding Steel (3.4%)
1,350	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ $103.44)‡	(BB-, B1)	05/01/18	6.875	1,316,250
600	FMG Resources August 2006 Pty Ltd., Rule 144A, Senior Notes (Callable 11/01/15 @ $104.13)‡	(B+, B1)	11/01/19	8.250	646,500
1,630	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B, B2)	05/15/15	4.659	1,511,883
225	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $100.00)ø	(NR, NR)	12/15/14	9.000	23
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $103.33)ø	(NR, NR)	12/15/16	10.000	110
2,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ $103.88)	(B, B3)	04/15/19	7.750	2,497,500
1,900	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ $104.63)‡	(B-, Caa1)	05/15/19	9.250	1,548,500
					7,520,766
Oil Field Equipment & Services (5.4%)
2,350	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)	(B-, Caa3)	01/15/15	12.250	2,197,250
2,325	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, Ba3)	11/15/18	7.625	2,487,750
1,300	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/13 @ $102.36)‡	(B-, B3)	01/15/16	9.500	1,371,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	$317,250
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/12 @ $100.00)	(BB-, Ba3)	12/01/14	6.125	352,188
1,650	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	1,835,625
625	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	665,625
2,000	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	2,140,000
505	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ $104.75)	(B+, B1)	05/01/17	9.500	546,662
					11,913,850
Oil Refining & Marketing (2.4%)
2,600	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16)‡	(B+, B1)	04/01/17	10.875	2,925,000
1,750	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	1,881,250
500	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	568,750
					5,375,000
Packaging (5.0%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.56)‡€	(B-, B3)	06/15/17	7.125	1,020,895
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63)‡€	(B-, B3)	10/15/20	9.250	898,008
825	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡€	(BB-, Ba3)	10/15/17	7.375	1,106,965
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	565,687
625	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ $105.00)	(CCC+, B3)	06/15/18	10.000	684,375
2,135	Pregis Corp., Global Secured Notes#€	(B, B2)	04/15/13	6.245	2,738,925
2,475	Reynolds Group Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	2,475,000
700	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, Ba3)	10/15/16	8.750	749,000
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB-, Ba3)	04/15/19	7.125	316,500
500	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ $104.19)‡	(BB, B1)	09/15/21	8.375	565,000
					11,120,355
Pharmaceuticals (1.2%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $105.25)‡	(B, Caa1)	12/15/18	10.500	981,250
171	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	172,804
1,500	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ $103.88)	(BB, B3)	09/15/18	7.750	1,593,750
					2,747,804
Printing & Publishing (0.7%)
1,000	Cenveo Corp., Global Company Guaranteed Notes§	(CCC+, Caa2)	12/01/13	7.875	820,000
875	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#	(CCC, B3)	02/15/17	9.500	735,000
					1,555,000
Real Estate Development & Management (0.6%)
1,300	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes#‡	(NR, NR)	08/15/13	4.000	1,280,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Investment Trusts (1.3%)
$3,050	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ $103.63)	(BB-, Ba3)	04/15/19	7.250	$2,847,938

Restaurants (2.1%)
1,812	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)§	(B-, B2)	07/15/18	11.375	2,065,680
2,050	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ $105.63)‡	(B, B3)	04/01/17	11.250	1,916,750
648	Sizzling Platter LLC, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $106.13)‡	(B-, Caa1)	04/15/16	12.250	654,480
					4,636,910
Software/Services (3.1%)
1,600	Epicor Software Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ $104.31)‡	(CCC+, Caa1)	05/01/19	8.625	1,608,000
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69)‡	(B+, B1)	06/15/19	7.375	1,127,813
1,671	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.46)	(CCC+, Caa1)	03/15/16	10.375	1,725,307
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(CCC+, Caa1)	06/01/18	11.125	666,000
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ $105.53)	(B, Caa1)	11/15/18	7.375	1,696,000
					6,823,120
Specialty Retail (1.9%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $106.94)‡	(CCC+, Caa1)	08/01/19	9.250	499,375
1,300	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ $105.34)	(B, B3)	05/15/19	7.125	1,254,500
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $103.25)‡€	(B+, B1)	04/15/18	7.500	1,538,133
835	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ $105.38)	(B+, B3)	07/15/17	10.750	933,113
					4,225,121
Steel Producers/Products (1.5%)
1,000	AM Castle & Co., Rule 144A, Senior Secured Notes (Callable 12/15/14 @ $106.38)‡	(B+, B3)	12/15/16	12.750	1,042,500
900	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $106.19)‡	(B, B3)	03/15/18	8.250	927,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $103.00)	(CCC+, Caa1)	11/01/15	12.000	710,500
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/12 @ $102.44)	(B, B3)	02/01/15	9.750	538,125
					3,218,125
Support-Services (4.8%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/12 @ $103.00)‡	(B+, B2)	08/15/16	9.000	842,000
250	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $103.38)‡	(BB-, Ba2)	06/15/18	6.750	255,625
1,700	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84)‡	(CCC+, B3)	11/01/18	9.125	1,576,750
1,850	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ $103.63)‡	(B+, Ba3)	06/01/21	7.250	1,863,875
500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/15 @ $105.50)‡	(NR, Caa1)	12/31/19	11.000	542,500
1,475	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B2)	03/15/17	9.750	1,552,437
1,975	Maxim Crane Works LP, Rule 144A, Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa2)	04/15/15	12.250	1,846,625
625	RSC Holdings III LLC, Global Company Guaranteed Notes (Callable 02/01/16 @ $104.13)	(B-, Caa1)	02/01/21	8.250	648,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$625	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ $103.31)	(B+, B1)	02/15/21	6.625	$642,969
550	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	591,250
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B3)	06/15/16	10.875	345,000
					10,707,469
Telecom - Integrated/Services (1.1%)
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#^‡	(NR, NR)	01/15/15	6.034	0
1,100	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $103.63)‡	(B, B3)	04/01/19	7.250	1,152,250
1,250	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.75)‡	(B, B3)	04/01/21	7.500	1,315,625
					2,467,875
Telecom - Wireless (1.0%)
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	266,250
800	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	892,000
300	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	319,500
350	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(BB-, B3)	07/15/17	11.750	348,250
400	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡€	(BB-, B3)	07/15/17	11.750	480,474
					2,306,474
Telecommunications Equipment (1.8%)
1,950	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50)‡	(B, B1)	04/01/19	7.000	1,911,000
1,990	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75)‡	(BB-, B1)	12/01/16	9.500	2,059,650
					3,970,650
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡€	(NR, NR)	11/15/12	9.875	1,964

Theaters & Entertainment (3.4%)
3,365	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12 @ $100.00)§	(CCC+, Caa1)	03/01/14	8.000	3,373,412
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B2)	06/01/19	8.750	795,000
600	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ $103.94)	(B, B2)	07/15/21	7.875	605,250
2,500	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	2,750,000
					7,523,662
Tobacco (0.9%)
1,850	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/12 @ $103.67)	(NR, B1)	08/15/15	11.000	1,930,938

Transportation - Excluding Air/Rail (1.4%)
650	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.06)	(B+, B3)	02/15/19	8.125	515,125
2,130	Ship Finance International, Ltd., Global Company Guaranteed Notes	(B+, B3)	12/15/13	8.500	2,050,125
500	Teekay Corp., Global Senior Unsecured Notes	(BB-, B2)	01/15/20	8.500	502,500
					3,067,750
TOTAL CORPORATE BONDS (Cost $278,778,698)					274,491,370

ASSET BACKED SECURITIES (1.2%)
Collateralized Debt Obligation (0.7%)
2,000	Gale Force CLO Ltd., Rule 144A‡#	(BBB+, Baa2)	11/15/17	2.307	1,545,076

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
lnvestments & Misc. Financial Services (0.5%)
$1,500	Commercial Industrial Finance Corp., Rule 144A‡#	(BBB, NR)	01/19/23	3.893	$1,196,220
TOTAL ASSET BACKED SECURITIES (Cost $2,660,215)					2,741,296

BANK LOANS (10.8%)
Aerospace & Defense (1.3%)
2,191	London Acquisition Holdings B.V.#€	(B, B1)	05/12/14	0.000	2,839,058

Auto Parts & Equipment (0.7%)
1,500	Milacron LLC#	(B, B1)	05/15/17	6.265	1,500,000

Chemicals (0.8%)
1,764	PQ Corp.#	(B+, B3)	07/30/14	3.500	1,709,738

Environmental (0.4%)
882	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	867,649

Health Services (0.7%)
1,489	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	1,408,150
156	WC Luxco Sarl#	(BBB-, Ba3)	03/15/18	4.250	156,550
					1,564,700
lnvestments & Misc. Financial Services (1.1%)
2,500	BNY Convergex Group LLC#	(B-, B2)	12/18/17	8.750	2,432,025

Media - Diversified (0.7%)
1,088	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	7.285	848,814
859	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	6.500	646,601
					1,495,415
Metals & Mining - Excluding Steel (0.9%)
1,974	Global Brass & Copper, Inc.#	(B, B2)	08/18/15	10.250	2,003,417

Oil Field Equipment & Services (0.5%)
1,200	Amtrol, Inc.#	(NR, NR)	12/05/14	4.894	1,098,000

Packaging (0.4%)
972	Hilex Poly Co. LLC#	(B+, B3)	11/19/15	11.250	981,720

Pharmaceuticals (0.2%)
341	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	341,563

Printing & Publishing (0.2%)
1,750	Yell Group PLC#	(B-, B2)	07/31/14	4.015	537,495

Real Estate Investment Trusts (1.3%)
1,500	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	1,478,437
1,500	Spirit Finance Corp.#	(CCC+, Ca)	08/01/13	3.265	1,418,445
					2,896,882
Software/Services (1.5%)
1,500	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	1,395,000
2,000	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.270	1,909,000
					3,304,000
Telecommunications Equipment (0.1%)
348	Avaya, Inc.#	(B, B1)	10/24/14	3.256	339,354
TOTAL BANK LOANS (Cost $24,246,622)					23,911,016

Number of Shares

COMMON STOCKS (0.5%)
Building Materials (0.0%)
619	Dayton Superior Corp.*^	0

Number of Shares		Value

COMMON STOCKS
Building Materials
437	Nortek, Inc.*	$11,799
		11,799
Chemicals (0.0%)
4,893	Huntsman Corp.	62,288

Forestry & Paper (0.1%)
11,000	AbitibiBowater, Inc.*§	159,390

Gaming (0.1%)
55,100	Majestic Holdco, LLC*	132,240

Leisure (0.3%)
18,392	Six Flags Entertainment Corp.§	806,122

Printing & Publishing (0.0%)
1,322	SuperMedia, Inc.*§	3,807

TOTAL COMMON STOCKS (Cost $2,364,215)		1,175,646

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.*^ (Cost $250,835)	0

WARRANTS (0.1%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*§	2,085

Media - Broadcast (0.1%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡	153,430

Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*	0
TOTAL WARRANTS (Cost $1,152)		155,515

SHORT-TERM INVESTMENTS (8.1%)
9,535,624	State Street Navigator Prime Portfolio, 0.32%§§	9,535,624

Par (000)		Maturity	Rate%

$8,372	State Street Bank and Trust Co. Euro Time Deposit	02/01/12	0.010	8,372,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,907,624)				17,907,624

TOTAL INVESTMENTS AT VALUE (144.6%) (Cost $326,209,361)				320,382,467

LIABILITIES IN EXCESS OF OTHER ASSETS (-44.6%)				(98,791,121)

NET ASSETS (100.0%)				$221,591,346

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $115,978,529 or 52.3% of net assets.

€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2012.
+	Step Bond — The interest rate is as of January 31, 2012 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2012.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Open Forward Foreign Currency Contracts
USD	19,702,825	EUR	15,500,000	4/13/12	Morgan Stanley	(19,702,825)	(20,294,660)	$(591,835)
USD	650,350	EUR	500,000	4/20/12	Morgan Stanley	(650,350)	(654,690)	(4,340)
								(596,175)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At January 31, 2012, the Fund held 0.07% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $1,700,782 and fair value of $153,497. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$274,491,303	$67	$274,491,370
Asset Backed Securities	—	2,741,296	—	2,741,296
Bank Loans	—	23,911,016	—	23,911,016
Common Stocks	1,043,406	132,240	—	1,175,646
Preferred Stock	—	—	—	—
Warrants	2,085	—	153,430	155,515
Short-Term Investments	9,535,624	8,372,000	—	17,907,624
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(596,175)	—	(596,175)
	$10,581,115	$309,051,680	$153,497	$319,786,292

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of investments as of January 31, 2012 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments
Balance as of October 31, 2011	$118,590
Accrued discounts/premiums	0
Purchases	0
Sales	0
Realized Gain/(Loss)	0
Change in Unrealized Appreciation/(Depreciation)	34,907
Transfers Into Level 3	0
Transfers Out of Level 3	0
Balance as of January 31, 2012	$153,497

Net change in unrealized Appreciation/(Depreciation) from investments still held as of January 31, 2012	$34,907

As of January 31, 2012, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.07% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2012, there were no significant transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $326,209,361, $12,712,665, $(18,539,559) and $(5,826,894), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 26, 2012

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 26, 2012